Consolidated Balance Sheet Components - Other Noncurrent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating lease liability, noncurrent	$ 16,104	$ 19,882
Total	$ 16,104	$ 19,882